Leases (Details) - Schedule of information on leases ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 ILS (₪)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 ILS (₪)
Schedule of information on leases [Abstract]
Interest expense on lease liabilities	₪ 715	$ 230	₪ 479
Total cash outflow for leases	₪ 1,220	$ 392	₪ 1,240